BUSINESS COMBINATIONS AND TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2022
Business Combination and Asset Acquisition [Abstract]
Schedule of Components of Purchase Price
The components of the purchase price were as follows:

Amount
(U.S. Dollars in thousands)
Equity instruments	$576,186
Cash acquired	(108,973)
Net intercompany payable to Legacy Dole at acquisition	(6,900)
Net consideration	$460,313

Schedule of Assets and Liabilities Acquired
The purchase price was allocated to the provisional fair value of assets and liabilities acquired in the Acquisition as of December 31, 2021, and the provisional fair values were adjusted during the nine months ended September 30, 2022 as follows:

	December 31, 2021	Measurement Period Adjustments	September 30, 2022
	(U.S. Dollars in thousands)
Current assets, less inventory and cash acquired	$611,526	$6,026	$617,552
Inventory	257,201	(222)	256,979
Property, plant and equipment	1,265,303	(2,389)	1,262,914
Intangible assets	310,659	—	310,659
Other assets	427,153	(3,298)	423,855
Goodwill	274,048	(774)	273,274
Current liabilities, less current portion of debt	(662,590)	(1,874)	(664,464)
Debt	(1,392,176)	(167)	(1,392,343)
Other liabilities	(621,193)	2,698	(618,495)
	469,931	—	469,931
Noncontrolling interests assumed	(9,618)	—	(9,618)
	$460,313	$—	$460,313

Schedule of Pro Forma Revenue and Earnings
The following tables represent (1) the amount of Legacy Dole’s revenue, excluding sales with Total Produce entities, and earnings included in the consolidated statements of operations included herein, which, for the three and nine months ended September 30, 2021, only includes Legacy Dole results from the Acquisition Date; and (2) the pro forma revenue and earnings, including material and nonrecurring pro forma adjustments, of the combined company assuming the Acquisition Date was January 1, 2020:

	Three Months Ended		Nine Months Ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
	(U.S. Dollars in thousands)
Actual (Legacy Dole from the Acquisition Date):
Revenue	$1,147,532	$759,820	$3,568,274	$759,820
Net income (loss) attributable to Legacy Dole	14,170	(20,058)	37,960	(20,058)

Business Acquisition, Pro Forma Information, Nonrecurring Adjustments

	Three Months Ended September 30, 2021	Nine Months Ended September 30, 2021
	(U.S. Dollars in thousands)
Pro forma (combined Dole plc, assuming the Acquisition occurred on January 1, 2020):
Revenue	$2,306,037	$7,034,192
Net income attributable to Dole plc	28,634	155,829
Material and nonrecurring pro forma adjustments:
Elimination of intercompany revenue	$(15,387)	$(52,614)
Incremental charges on biological assets, inventory and depreciation	904	2,904
Merger & IPO costs	9,805	26,698
Net impact of interest, net of tax	2,711	13,349
Removal of equity method pickup of Legacy Dole investment, net of tax	4,559	(26,447)